RELATED PARTY DISCLOSURE	6 Months Ended
Jun. 30, 2022
Related party [Abstract]
Related Party Disclosures	Related Party Disclosures
Related party balances disclosed in the interim condensed consolidated statements of financial position relates to Silicon Manufacturing Partners Pte Ltd. ("SMP"). SMP is a joint venture with LSI Technology (Singapore) Pte. Ltd. The Company holds a 49% interest in SMP and manages all aspects of its manufacturing operations. The total amounts of $9 million and $8 million due from related parties as of June 30, 2022 and December 31, 2021, respectively, have been included in receivables, prepayments and other assets (see Note 7). The $10 million and $9 million due to related parties balance as of June 30, 2022 and December 31, 2021, respectively, have been included in trade and other payables.

The following table presents the related party transactions included in the interim condensed consolidated statements of operations and comprehensive loss:

(in millions)	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Purchases from: *
SMP	$13	$13	$27	$29

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$12	$11	$22	$22
* Purchases from SMP were primarily comprised of wafer purchases.